Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG

Individually significant subsidiaries

of UBS AG as of 31 December 2024
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 7,267.5 97.6
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.

2 Consists of common share capital of USD
1,000

and non-voting preferred share capital of USD
2.9
bn.

3 Consists of common share capital of USD
100,000
and non-voting preferred share capital of USD 1.3 bn.

Investments in associates and joint ventures

Investments in associates and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 983 1,101
Balance recognized upon the merger of UBS AG and Credit Suisse

AG
1
1,330
Additions 0 1
Disposals (6) 0
Share of comprehensive income 105 (180)
of which: share of net profit / (loss)
2
74 (163)
of which: share of other comprehensive income
3
31 (17)
Share of changes in retained earnings (3) (1)
Dividends received (31) (35)
Foreign currency translation (73) 97
Carrying amount at the end of the year 2,306 983
of which: associates 2,057 980
of which: SIX Group AG, Zurich 4 1,484 826
of which: other associates 572 154
of which: joint ventures 5 249 3
1 Refer to

Note 2 for

more information about

the merger of

UBS AG and

Credit Suisse AG.

2

For 2024,

consists of USD
40
m from associates

and USD
33
m from joint

ventures (for 2023,

consists of negative
USD 163
m from associates).

3 For 2024, consists of

USD
31
m from associates (for 2023, consists

of negative USD
17
m from associates).

4 In 2024, UBS AG’s

legal equity interest amounted to
34% (for 2023,
UBS AG’s legal equity interest amounted

to
17
%). UBS AG is represented on the Board of

Directors.

5 In October 2024, UBS AG entered into an agreement

to sell its
50 % interest in Swisscard AECS GmbH. Refer
to Note 29 for more information.

Interests in unconsolidated structured entities

Interests in unconsolidated structured entities
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 631 236 2,142 2,142
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394 392 7,482 494 10,761 10,761
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn) 63
5
3
6
180
7
0
8
31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 88 37 7,413 7,538 7,538
Derivative financial instruments 2 147 66 215 215
Loans and advances to customers 0 0 200 200 200
Financial assets at fair value not held for trading 0 0 143 143 143
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0
Other financial assets measured at amortized cost 188 0 0 188 438
Total assets 278 185 7,821 8,285 8,534
Derivative financial instruments 1 8 590 598 2
Total liabilities 1 8 590 598 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn)
17
5
2
6
118
7
1 Includes loans with a

high LTV

and credit-impaired loans to pre-securitization

warehouse structured entities managed

by third parties, as

well as securities issued by

securitization structured entities sponsored

by
both UBS AG and third parties.

2 Client vehicles sponsored by UBS AG

are structured entities that do not qualify

as a securitization in line with regulatory

requirements and are not considered an investment

fund.

3 Other vehicles sponsored

by third parties

are structured entities

that do not

qualify as a

securitization in line

with regulatory

requirements and are

not considered an

investment fund. Interests

in other vehicles
sponsored by third parties included loans with a high LTV and credit-impaired loans provided to third-party structured entities.

4 For the purpose of this disclosure, maximum exposure to loss amounts do not consider
the risk-reducing effects

of collateral

or other

credit enhancements.

5 Represents

the principal

amount outstanding.

6 Represents the

market value

of total assets.

7 Represents the

net asset

value of

the
investment funds sponsored by UBS AG

and the carrying amount of UBS

AG’s interests in

the investment funds not sponsored

by UBS AG.

8 Represents the carrying amount

of UBS AG’s interest

in other vehicles
sponsored by third parties.

UBS AG Subsidiaries
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG

Other subsidiaries of UBS AG as of 31

December 2024
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Banking BRL 164.8 100.0
Credit Suisse (UK) Limited London, UK Global Wealth Management GBP 245.2 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Non-core and Legacy USD 0.0 100.0
Credit Suisse Securities (Europe) Limited London, UK Non-core and Legacy USD 9.6 100.0
Credit Suisse Securities (USA) LLC Wilmington, Delaware, US Non-core and Legacy USD 0.0 100.0
Credit Suisse Securities (Japan) Limited Tokyo, Japan Non-core and Legacy JPY 78,100.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.